INCOME TAXES - Sources (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 29, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 28, 2018	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
U.S. federal statutory rate (as a percent)										34.00%	34.00%	34.00%
One-time decrease in deferred tax assets	$ 1,300,000
Sources and tax effects of the differences
Computed "expected" federal income tax expense										$ 4,655,000	$ 3,865,000	$ 2,496,000
Permanent differences										(61,000)	86,000	90,000
Stock options and disqualifying dispositions										(1,629,000)	(232,000)	205,000
Tax Act - federal rate change										(1,277,000)
Energy efficient building deduction											(912,000)	(281,000)
Current and deferred state income tax expense, net of federal benefit										287,000	481,000	482,000
Change in valuation allowances on deferred tax assets										15,000	(1,000)	73,000
Federal deferred tax adjustments										(441,000)
Adjustment for uncertain tax positions										363,000
Research and development tax credit										(188,000)
Other										(162,000)	(219,000)	17,000
Total provision for income taxes	$ (277,000)	$ 1,292,000	$ 1,220,000	$ (673,000)	$ 1,078,000	$ 548,000	$ 731,000	$ 711,000		$ 1,562,000	$ 3,068,000	$ 3,082,000
Maximum
U.S. federal statutory rate (as a percent)										35.00%
Forecast
U.S. federal statutory rate (as a percent)									21.00%